Geographic, Financial and Other Information - Schedule of Net Sales by Classes of Similar Products (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Net sales	$ 339.4	$ 391.3	$ 347.0	$ 357.1	$ 330.7	$ 359.8	$ 337.2	$ 351.2	$ 333.2	$ 1,021.4	$ 1,034.8	$ 1,426.1	$ 1,381.4	$ 1,321.4
Color Cosmetics [Member]
Revenue from External Customer [Line Items]
Net sales	218.1		225.0							678.0	680.0	940.0	880.4	816.1
Percentage of net sales by classes of similar products (percent)	64.00%		65.00%							66.00%	66.00%	66.00%	64.00%	62.00%
Beauty Care And Fragrance [Member]
Revenue from External Customer [Line Items]
Net sales	$ 121.3		$ 122.0							$ 343.4	$ 354.8	$ 486.1	$ 501.0	$ 505.3
Percentage of net sales by classes of similar products (percent)	36.00%		35.00%							34.00%	34.00%	34.00%	36.00%	38.00%